CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total	Series A Preferred Stocks [Member]
Beginning balance, value at Dec. 31, 2020	$ 11,256	$ 45,623,146	$ (20,000)	$ (30,204,992)	$ 1,279,089	$ 16,688,566
Beginning balance, shares at Dec. 31, 2020	11,255,967						66,667
Common Stock issued for services(1)	$ 34	437,967				438,001
Common Stock issued for services Shares, shares	33,667
Common Stock issued for a reduction of liabilities(1)	$ 29	264,771				264,800
Common Stock issued for a reduction in liabilities, shares	29,168
Common Stock issued for the purchase of a license(1)	$ 17	224,983				225,000
Common Stock issued for the purchase of a license, shares	16,667
Conversion of temporary equity Series B, B-1, and C-1 Preferred Stock to Common Stock(1)	$ 956	9,466,648				9,467,604
Conversion of temporary equity Series B, B-1, and C-1 Preferred Stock to Common Stock, shares	955,947
Stock options issued for services		730,000				730,000
Stock based compensation		223,056				223,056
Issuance of noncontrolling interest for a reduction of debt					735,000	735,000
Dividend paid in Series B-1 Preferred Stock				(42,196)		(42,196)
Net income (loss)				105,910	(1,255,844)	(1,149,934)
Ending balance, value at Jun. 30, 2021	$ 12,292	56,970,571	(20,000)	(30,141,278)	758,245	27,579,897
Ending balance, shares at Jun. 30, 2021	12,291,416						66,667
Beginning balance, value at Mar. 31, 2021	$ 11,322	46,818,373	(20,000)	(20,688,151)	1,137,248	27,258,859
Beginning balance, shares at Mar. 31, 2021	11,321,269						66,667
Common Stock issued for a reduction of liabilities(1)	$ 26	228,774				228,800
Common Stock issued for a reduction in liabilities, shares	25,835
Conversion of temporary equity Series B and B-1 Preferred Stock to Common Stock (1)	$ 944	9,384,396				9,385,340
Conversion of temporary equity Series B and B-1 Preferred Stock to Common Stock (1), shares	944,312
Stock options issued for services		427,500				427,500
Stock based compensation		111,528				111,528
Issuance of noncontrolling interest for a reduction of debt					735,000	735,000
Dividend paid in Series B-1 Preferred Stock				(42,196)		(42,196)
Net income (loss)				(9,410,931)	(1,114,003)	(10,524,934)
Ending balance, value at Jun. 30, 2021	$ 12,292	56,970,571	(20,000)	(30,141,278)	758,245	27,579,897
Ending balance, shares at Jun. 30, 2021	12,291,416						66,667
Beginning balance, value at Dec. 31, 2021	$ 12,331	58,279,590	(20,000)	(35,731,359)	5,012,504	27,553,133
Beginning balance, shares at Dec. 31, 2021	12,330,859						66,667
Common Stock issued for a reduction of liabilities(1)	$ 273	1,144,719				1,144,992
Common Stock issued for a reduction in liabilities, shares	272,156
Conversion of Series A Preferred Stock to Common Stock	$ 833	(766)
Conversion of Series A Preferred Stock to Common Stock, shares	833,333						(66,667)
Common Stock issued for cash, net of offering costs	$ 1,600	6,238,400				6,240,000
Common Stock issued for cash, shares	1,600,000
Common stock issued for fractional shares from reverse stock split	$ 2					2
Common stock issued for fractional shares from reverse stock split, shares	2,271
Stock options issued for services		855,000				855,000
Stock based compensation		1,340,703				1,340,703
Distributions by noncontrolling interest					(343,889)	(343,889)
Issuance of noncontrolling interest for a reduction of debt					3,025,000	3,025,000
Net income (loss)				(5,506,200)	(447,698)	(5,953,898)
Ending balance, value at Jun. 30, 2022	$ 15,039	67,857,646	(20,000)	(41,237,559)	7,245,917	33,861,043
Ending balance, shares at Jun. 30, 2022	15,038,619
Beginning balance, value at Mar. 31, 2022	$ 15,039	66,200,971	(20,000)	(36,332,242)	6,671,402	36,535,170
Beginning balance, shares at Mar. 31, 2022	15,038,619
Stock options issued for services		427,500				427,500
Stock based compensation		1,229,175				1,229,175
Distributions by noncontrolling interest					(207,939)	(207,939)
Issuance of noncontrolling interest for a reduction of debt					1,105,000	1,105,000
Net income (loss)				(4,905,317)	(322,546)	(5,227,863)
Ending balance, value at Jun. 30, 2022	$ 15,039	$ 67,857,646	$ (20,000)	$ (41,237,559)	$ 7,245,917	$ 33,861,043
Ending balance, shares at Jun. 30, 2022	15,038,619